Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated January 17, 2014 to the GMO Series Trust Prospectus dated August 31, 2013 and Statement of Additional Information dated August 31, 2013, as revised October 1, 2013, each as supplemented

Fund Terminations

The Board of Trustees (the “Board”) of GMO Series Trust (the “Trust”) has approved the termination of GMO Developed World Stock Series Fund, GMO International Core Equity Series Fund, GMO International Growth Equity Series Fund, GMO International Large/Mid Cap Value Series Fund, GMO U.S. Equity Allocation Series Fund, GMO U.S. Growth Series Fund, and GMO U.S. Intrinsic Value Series Fund (collectively, the “Liquidating Funds”), none of which had commenced operations. All references to each Liquidating Fund in the Prospectus and Statement of Additional Information are amended to reflect the foregoing.

Changes to Fund Names and Policies – GMO International Opportunities Equity Allocation Series Fund

The Board has approved the name change of “GMO International Opportunities Equity Allocation Series Fund” to “GMO International Developed Equity Allocation Series Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets.” For these purposes, “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

In connection with the foregoing, the Board of Trustees of GMO Trust (the “GMO Trust Board”) has approved the name change of “GMO International Opportunities Equity Allocation Fund,” a series of GMO Trust offered pursuant to a separate prospectus in which one or more series of the Trust may invest (each such series of GMO Trust referred to herein as an “Underlying GMO Fund”), to “GMO International Developed Equity Allocation Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the 1940 Act: “Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets.” For these purposes, “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). Effective on or about February 12, 2014, all references to the Fund in the Prospectus and Statement of Additional Information are amended to reflect the foregoing.

Changes to “Investment in Other GMO Funds”

GMO Alternative Asset Opportunity Fund

GMO Singapore Pte. Limited has been appointed as a sub-adviser to certain series of GMO Trust and is expected to begin providing sub-advisory services during the first quarter of 2014 (such date, the “Implementation Date”). Effective as of the Implementation Date, the following disclosure is added to the sub-section captioned “GMO Alternative Asset Opportunity Fund” in the section captioned “Investment in Other GMO Funds” beginning on page 111 of the Prospectus:

The Manager (and not AAOF) will pay a sub-advisory fee to GMO Singapore Pte. Limited for services provided to AAOF pursuant to a sub-advisory agreement at a rate equal to 5% of the management fees received by the Manager under AAOF’s investment management contract, net of any fee waiver or expense reimbursement obligations of the Manager as may be in effect.

GMO Developed World Stock Fund

The following description of GMO Developed World Stock Fund, an Underlying GMO Fund, is added to the section captioned “Investment in Other GMO Funds” beginning on page 111 of the Prospectus:

GMO Developed World Stock Fund. GMO Developed World Stock Fund (“Developed World Stock Fund”), a series of GMO Trust, is not offered by this Prospectus. Developed World Stock Fund is managed by GMO.

Developed World Stock Fund pays an investment management fee to the Manager at the annual rate of 0.45% of Developed World Stock Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of the class’s average daily net assets.

Developed World Stock Fund’s investment objective is high total return.

The Manager seeks to achieve Developed World Stock Fund’s investment objective by investing Developed World Stock Fund’s portfolio primarily in stocks that the Manager believes will provide a higher return than the MSCI World Index.

The Manager determines which stocks to buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for Developed World Stock Fund, the Manager uses a combination of investment methods to identify stocks that the Manager believes have positive return potential relative to other stocks in Developed World Stock Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a stock or groups of stocks relative to Developed World Stock Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts Developed World Stock Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in stocks, Developed World Stock Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). Developed World Stock Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Developed World Stock Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, Developed World Stock Fund may lend its portfolio securities.

Under normal circumstances, Developed World Stock Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

Developed World Stock Fund also may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

A Fund that invests in Developed World Stock Fund is subject to all of the risks to which Developed World Stock Fund is exposed. The principal risks of an investment in Developed World Stock Fund include Market Risk — Equities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Developed World Stock Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Developed World Stock Fund may affect Developed World Stock Fund’s performance more than if Developed World Stock Fund were a diversified investment company. Shareholders of each Fund investing in Developed World Stock Fund are indirectly exposed to these risks.

GMO Emerging Domestic Opportunities Fund

Effective as of the Implementation Date, the following disclosure is added to the sub-section captioned “GMO Emerging Domestic Opportunities Fund” in the section captioned “Investment in Other GMO Funds” beginning on page 111 of the Prospectus:

The Manager (and not EDOF) will pay a sub-advisory fee to GMO Singapore Pte. Limited for services provided to EDOF pursuant to a sub-advisory agreement at a rate equal to 60% of the management fees received by the Manager under EDOF’s investment management contract, net of any fee waiver or expense reimbursement obligations of the Manager as may be in effect.

GMO International Core Equity Fund

The GMO Trust Board has approved the name change of “GMO International Core Equity Fund,” an Underlying GMO Fund, to “GMO International Large/Mid Cap Equity Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the 1940 Act: “Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments of large- and mid-cap companies.” For these purposes, “large- and mid-cap companies” means non-U.S. companies that issue stocks included in the MSCI Standard Indices and international stock indices that target approximately 85% of each market’s free-float adjusted market capitalization, and companies with similar market capitalizations. Effective on or about February 12, 2014, all references to the Fund in the Prospectus and Statement of Additional Information are amended to reflect the foregoing, and the following description of the Fund is added to the section captioned “Investment in Other GMO Funds” beginning on page 111 of the Prospectus:

GMO International Large/Mid Cap Equity Fund (formerly GMO International Core Equity Fund). GMO International Large/Mid Cap Equity Fund (“ILMCEF”), a series of GMO Trust, is not offered by this Prospectus. ILMCEF is managed by GMO.

ILMCEF pays an investment management fee to the Manager at the annual rate of 0.38% of ILMCEF’s average daily net assets for each class of shares. Class III pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets.

ILMCEF’s investment objective is high total return.

The Manager seeks to achieve ILMCEF’s investment objective by investing ILMCEF’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index.

The Manager determines which securities ILMCEF should to buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for ILMCEF, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in ILMCEF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to ILMCEF’s investment universe or corporate behavior of an issuer. The Manager also adjusts ILMCEF’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, ILMCEF may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). ILMCEF also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of ILMCEF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, ILMCEF may lend its portfolio securities.

ILMCEF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, ILMCEF invests directly and indirectly at least 80% of its assets in equity investments. Under normal circumstances, ILMCEF invests directly and indirectly at least 80% of its assets in equity investments of large- and mid-cap companies. For these purposes, “large- and mid-cap companies” means non-U.S. companies that issue stocks included in the MSCI Standard Indices and international stock indices that target approximately 85% of each market’s free-float adjusted market capitalization, and companies with similar market capitalizations. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

ILMCEF also may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

A Fund that invests in ILMCEF is subject to all of the risks to which ILMCEF is exposed. The principal risks of an investment in ILMCEF include Market Risk — Equities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each Fund investing in ILMCEF are indirectly exposed to these risks.

GMO International Intrinsic Value Fund

The GMO Trust Board has approved the name change of “GMO International Intrinsic Value Fund,” an Underlying GMO Fund, to “GMO International Equity Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the 1940 Act: “Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments.” For these purposes, “equity investments” means direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Effective on or about February 12, 2014, all references to the Fund in the Prospectus and Statement of Additional Information are amended to reflect the foregoing.

Reorganization of GMO U.S. Flexible Equities Fund into GMO U.S. Core Equity Fund

The GMO Trust Board has approved the merger (the “USF/USC Merger”) of GMO U.S. Flexible Equities Fund (“USF”) into GMO U.S. Core Equity Fund (“USC”), each an Underlying GMO Fund. Pursuant to the USF/USC Merger, USF will exchange its portfolio assets for shares of USC and will then distribute those shares to its shareholders and liquidate. The USF/USC Merger is expected to occur on or about January 24, 2014. Effective on or about January 24, 2014, all references to USF and USC in the Prospectus and Statement of Additional Information are amended to reflect the foregoing.

Reorganization of GMO Debt Opportunities Fund into GMO Short-Duration Collateral Fund; Changes to GMO Short-Duration Collateral Fund

The GMO Trust Board has approved the merger (the “DOF/SDCF Merger”) of GMO Debt Opportunities Fund (“DOF”) into GMO Short-Duration Collateral Fund (“SDCF”), each an Underlying GMO Fund. Pursuant to the DOF/SDCF Merger, DOF will exchange its portfolio assets for shares of SDCF and will then distribute those shares to its shareholders and liquidate. The DOF/SDCF Merger is expected to occur on or about February 12, 2014 (the “DOF/SDCF Merger Date”).

Following the completion of the DOF/SDCF Merger, SDCF will change its name to “GMO Debt Opportunities Fund” and will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the 1940 Act: “Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.”

In connection with these changes, effective as of the DOF/SDCF Merger Date, all references to DOF and SDCF in the Prospectus and Statement of Additional Information are amended to reflect the foregoing, and the description of SDCF in the sub-section captioned “GMO Short-Duration Collateral Fund” in the section captioned “Investment in Other GMO Funds” beginning on page 111 of the Prospectus is replaced with the following:

GMO Debt Opportunities Fund (formerly GMO Short-Duration Collateral Fund). GMO Debt Opportunities Fund (“Debt Opportunities Fund”), a series of GMO Trust, is not offered by this Prospectus. Debt Opportunities Fund is managed by GMO.

Debt Opportunities Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Debt Opportunities Fund’s average daily net assets for each class of shares. Class III pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets.

Debt Opportunities Fund’s investment objective is positive total return.

Debt Opportunities Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. Debt Opportunities Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). Debt Opportunities Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Debt Opportunities Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Debt Opportunities Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. Debt Opportunities Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Debt Opportunities Fund may have gross investment exposures in excess of its net assets (i.e., Debt Opportunities Fund may be leveraged) and therefore is subject to heightened risk of loss. Debt Opportunities Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Debt Opportunities Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Debt Opportunities Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, Debt Opportunities Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

Debt Opportunities Fund also may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

In selecting debt investments for Debt Opportunities Fund’s portfolio, the Manager emphasizes issue selection in its investment process, which involves examination of various sectors of structured product. The Manager uses analytical techniques to seek to find relative value among sectors and individual securities. The factors considered and investment methods used by the Manager can change over time.

Debt Opportunities Fund does not maintain a specified interest rate duration for its portfolio.

Under normal circumstances, Debt Opportunities Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.

If deemed prudent by the Manager, Debt Opportunities Fund may take temporary defensive positions.

A Fund that invests in Debt Opportunities Fund is subject to all of the risks to which Debt Opportunities Fund is exposed. The principal risks of an investment in Debt Opportunities Fund include Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Management and Operational Risk, Market Risk — Fixed

Income Investments, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Non-U.S. Investment Risk, and Currency Risk. Debt Opportunities Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Debt Opportunities Fund may affect Debt Opportunities Fund’s performance more than if Debt Opportunities Fund were a diversified investment company. Shareholders of each Fund investing in Debt Opportunities Fund are indirectly exposed to these risks.

Underlying Fund Liquidations and Terminations

The GMO Trust Board has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Underlying Fund” and collectively the “Liquidating Underlying Funds”), each an Underlying GMO Fund. It is expected that each Liquidating Underlying Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). Effective as of the relevant Liquidation Date, all references to each Liquidating Underlying Fund in the Prospectus and Statement of Additional Information are amended to reflect the foregoing.

Liquidating Underlying Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the GMO Trust Board has approved the termination of GMO Asset Allocation International Small Companies Fund (“AAISCF”) and GMO International Large/Mid Cap Value Fund (“ILMCVF”), each an Underlying GMO Fund, neither of which had commenced operations. All references to AAISCF and ILMCVF in the Prospectus and Statement of Additional Information are amended to reflect the foregoing.